Interest on Borrowings	12 Months Ended
Mar. 31, 2013
Interest Expense, Borrowings [Abstract]
Note 10. Interest on Borrowings
Note 10.  Interest on Borrowings
Interest Expense
Components of interest expense include the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Interest expense	$66,159	$63,523	$60,701
Capitalized interest	(415)	(221)	(425)
Amortization of transaction costs	4,133	4,428	4,249
Interest expense resulting from derivatives	20,819	22,641	23,856
Total interest expense	$90,696	$90,371	$88,381

Interest paid in cash, including payments related to derivative contracts, amounted to $84.6 million, $87.0 million and $84.7 million for fiscal 2013, 2012 and 2011, respectively.
Interest Rates
Interest rates and our borrowings were as follows:
	Revolving Credit Activity
	Years Ended March 31,
	2013	2012	2011
	(In thousands, except interest rates)
Weighted average interest rate during the year	1.25%	1.73%	1.75%
Interest rate at year end	0.00%	1.74%	0.00%
Maximum amount outstanding during the year	$48,920	$38,920	$111,000
Average amount outstanding during the year	$18,707	$24,494	$36,942
Facility fees	$449	$521	$227